Income Taxes	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Income Taxes
24.	Income Taxes

We are subject to income taxes on the entity level for income arising in or derived from the tax jurisdictions in which each entity is domiciled. According to the New Enterprise Income Tax Law (“NEITL”) in China, unified Enterprise Income Tax rate is 25%. However, five of our subsidiaries and VIEs in China are subject to certain favorable tax policies as high-tech companies. The effective income tax rate for continuing operations for the years ended December 31, 2014, 2013 and 2012 were -5%, -0.2% and -37%, respectively.

The applicable statutory tax rate for our subsidiaries in India is 42.024%. The Company has not recorded tax provision for U.S. tax purposes as it has no assessable profits arising in or derived from the United States and intends to reinvest accumulated earnings in its PRC operations.

The applicable statutory tax rates for our subsidiaries and VIEs in the PRC are as follows:

	For The Years Ended December 31,
	2014	2013	2012
TTB	15%	15%	15%
BSST(Deconsolidated on November 27, 2013)	N/A	15%	15%
Yanyu (Deconsolidated on October 28, 2014)	15%	15%	15%
Tranhold	25%	25%	25%
TTA	25%	25%	25%
Baoding	25%	15%	15%
Yuanjie (Deconsolidated on April 21, 2014)	15%	15%	15%
Buerjin	25%	25%	25%
Xushui (Discontinued operation as of December 31, 2014)	25%	25%	25%
Consolidated Effective Income Tax Rate	-5%	-0.2%	-37%

The provision for income tax expense (benefit) from continuing operations consists of the following:

	For the Years Ends December 31,
	2014	2013	2012
Current:
Overseas	-	-	-
PRC	$461,336	$287,497	$87,045
Deferred:
Overseas	(58,118)	(54,633)	750,535
PRC	-	(203,239)	381,027
Total income tax expense	$403,218	$29,625	$1,218,607

Significant components of the Company's deferred tax liabilities are as follows:

	December 31, 2014	December 31, 2013
Current:
Deferred tax liabilities:	-	-
Revenue recognition based on percentage of completion	1,480,100	1,387,968
Total net deferred tax liabilities	$1,480,100	$1,387,968
Long-term:
Deferred tax liabilities:	-	-
Intangible assets valuation in business combination	163,599	235,514
Revenue recognized in completion percentage method	3,311,446	3,922,984
Total net deferred tax liabilities	$3,475,045	$4,158,498

Income tax reconciliation for continuing operations for the years ended December 31, 2014, 2013 and 2012 are as follows:

	For The Years Ended December 31,
	2014	2013	2012
PRC federal statutory tax rate	25%	25%	25%
Taxable loss from continuing operations	$8,306,435	$15,334,405	$3,302,693
Computed expected income tax expense	(2,076,609)	(3,833,601)	(825,673)
Effect of different tax rates	599,914	55,225	(11,943)
Effect of operation loss	1,879,913	3,808,001	2,056,223
Income tax expense	$403,218	$29,625	$1,218,607